Mineral Property, Plant and Equipment (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Construction in progress	$ 175.4	$ 155.8	$ 175.4
Payments for purchase of outstanding royalty	$ 15.7	$ 0.0	$ 15.7